SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments in Loans and Securities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) securitization	Dec. 31, 2021 USD ($) securitization	Dec. 31, 2020 securitization
Accounting Policies [Abstract]
Number of securitization transactions | securitization	30	30	30
Schedule of Held-to-Maturity Securities [Line Items]
Investments in loans and securities	$ 463,976	$ 282,724
Other loans and receivables
Schedule of Held-to-Maturity Securities [Line Items]
Investments in loans and securities	$ 13,766	$ 12,657